Impairment charges - Narrative (Details) $ in Millions, t in Billions			6 Months Ended
	Jul. 09, 2020	Jul. 16, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($) t
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss			$ 1,134	$ 2,349
Impairment loss of equity accounted unit			148	0
Property development and project management expense		$ 5,300
Minimums
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Increase in project expenses		1,200
Maximums
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Increase in project expenses		$ 1,900
Investment in equity accounted units ('EAUs')
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss			119	0
Pacific Aluminum
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Contract termination notice period	14 months
Pacific Aluminum | Aluminium, Alumina and Bauxite
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Recoverable amount of asset or cash-generating unit			$ 273
Discount rate applied to cash flow projections			6.60%
Impairment loss			$ 489	0
Impairment loss			26
Pacific Aluminum | Aluminium, Alumina and Bauxite | Pre-tax
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss			36
ISAL | Aluminium, Alumina and Bauxite
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss			204	109
Diavik | Copper & Diamonds
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss			$ 441	$ 0
Proportion of ownership interest in joint venture (as a percent)			40.00%
Aluchemie Anode Plant
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Percentage of ownership interest				53.30%
Oyo Tolgoi Copper-Gold Mine
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Recoverable amount of asset or cash-generating unit				$ 8,300
Discount rate applied to cash flow projections				8.30%
Mineral resources | t				2
Recoverable amount, percent				20.00%
Tax Impact of impairment				$ 320
Tax losses expected to expire				$ 359
NCI share of Impairment				66.00%
Rio share of impairment				34.00%
Rio share of impairment, value				$ 800
Oyo Tolgoi Copper-Gold Mine | Minimums
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Production delay period		16 months
Oyo Tolgoi Copper-Gold Mine | Maximums
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Production delay period		30 months
Oyo Tolgoi Copper-Gold Mine | Pre-tax
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss				2,200
Oyo Tolgoi Copper-Gold Mine | After Tax
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss				$ 2,300